Risk management - Quantitative SICR thresholds (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of financial assets [line items]
Total ECL collective assessment	€ 1,328	€ 1,412
Upside scenario
Disclosure of financial assets [line items]
Total ECL collective assessment for performing assets	€ 1,066
Change in average threshold ratio	0.50%
Downside scenario
Disclosure of financial assets [line items]
Total ECL collective assessment for performing assets	€ 1,911
Change in average threshold ratio	(1.90%)
Mortgages | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.9	2.5
Mortgages | Non-Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.4	2.3
Consumer lending | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.8	2.9
Consumer lending | Non-Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.1	2.1
Business lending | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.7	2.7
Business lending | Non-Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.1	2.1
Governments and financial institutions | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.9	3.0
Governments and financial institutions | Non-Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	1.9	1.9
Other Wholesale Banking | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.7	2.8
Other Wholesale Banking | Non-Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	1.9	1.8